Oppenheimer Absolute Return Fund              Oppenheimer Pennsylvania Municipal
Oppenheimer AMT-Free Municipals                  Fund
Oppenheimer AMT-Free New York                 Oppenheimer Portfolio Series
   Municipals                                 Oppenheimer Portfolio Series Fixed
Oppenheimer Balanced Fund                        Income Active Allocation Fund
Oppenheimer Baring China Fund                 Oppenheimer Quest Balanced Fund SM
Oppenheimer Baring Japan Fund                 Oppenheimer Quest International
Oppenheimer California Municipal Fund            Value Fund, Inc.SM
Oppenheimer Capital Appreciation Fund         Oppenheimer Quest Opportunity Value
Oppenheimer Capital Income Fund                  Fund SM
Oppenheimer Cash Reserves                     Oppenheimer Real Estate Fund
Oppenheimer Champion Income Fund              Oppenheimer Rising Dividends
Oppenheimer Commodity Strategy Total             Fund, Inc.
   Return Fund                                Oppenheimer Rochester Arizona
Oppenheimer Core Bond Fund                       Municipal Fund
Oppenheimer Developing Markets Fund           Oppenheimer Rochester Fund
Oppenheimer Discovery Fund                       Municipals
Oppenheimer Dividend Growth Fund              Oppenheimer Rochester Maryland
Oppenheimer Emerging Growth Fund                 Municipal Fund
Oppenheimer Equity Income Fund, Inc           Oppenheimer Rochester Massachusetts
Oppenheimer Global Fund                          Municipal Fund
Oppenheimer Global Opportunities Fund         Oppenheimer Rochester Michigan
Oppenheimer Global Value Fund                    Municipal Fund
Oppenheimer Gold & Special Minerals           Oppenheimer Rochester Minnesota
   Fund                                          Municipal Fund
Oppenheimer International Bond Fund           Oppenheimer Rochester National
Oppenheimer International Diversified            Municipals
   Fund                                       Oppenheimer Rochester North Carolina
Oppenheimer International Small                  Municipal Fund
   Company Fund                               Oppenheimer Rochester Ohio
Oppenheimer International Value Fund             Municipal Fund
Oppenheimer Limited Term California           Oppenheimer Rochester Virginia
   Municipal Fund                                Municipal Fund
Oppenheimer Limited Term Municipal            Oppenheimer Select Value Fund
   Fund                                       Oppenheimer Senior Floating Rate
Oppenheimer Limited Term New York             Oppenheimer Small- & Mid- Cap
   Municipal Fund                                Value Fund
Oppenheimer Limited-Term Government           Oppenheimer Strategic Income Fund
   Fund                                       Oppenheimer Transition 2010 Fund
Oppenheimer Main Street Small Cap             Oppenheimer Transition 2015 Fund
   Fund(R)                                    Oppenheimer Transition 2020 Fund
Oppenheimer Main Street Opportunity           Oppenheimer Transition 2025 Fund
   Fund(R)                                    Oppenheimer Transition 2030 Fund
Oppenheimer MidCap Fund                       Oppenheimer Transition 2040 Fund
Oppenheimer New Jersey Municipal              Oppenheimer Transition 2050 Fund
   Fund                                       Oppenheimer U S Government Trust
                                              Oppenheimer Value Fund

                   Prospectus Supplement dated July 1, 2008

     This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") as follows and is in addition to any other supplement(s):

     In  the  section  titled   "Distribution   and  Service   (12b-1)  Plans  -
Distribution  and Service  Plans for Class B, Class C, and Class N Shares,"  the
fourth paragraph is deleted in its entirety and is replaced by the following:

     The Distributor  currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers  from its own  resources at the time of sale.
Including  the  advance  of the  service  fee,  the  total  amount  paid  by the
Distributor  to the  dealer at the time of sale of Class B shares  is  therefore
4.00% of the  purchase  price.  The  Distributor  normally  retains  the Class B asset-based sales charge. Effective July 1, 2008, for ongoing purchases of Class
B shares by certain  retirement  plans, the Distributor may pay the intermediary the asset  based  sales  charge  and  service  fee  during  the first year after purchase  instead of paying a sales concession and the first year's service fees at the  time of  purchase.  See the  Statement  of  Additional  Information  for
exceptions.

July 1, 2008